Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
We have implemented robust processes for assessing, identifying and managing material risks from cybersecurity threats and monitoring the prevention, detection, mitigation and remediation of material cybersecurity incidents. We have also integrated cybersecurity risk management into our overall enterprise risk management system.
We have developed a comprehensive cybers
ecur
ity threat defense system to address both internal and external threats. This system encompasses various levels, including network, host and application security and incorporates systematic security capabilities for threat defense, monitoring, analysis, response, deception and countermeasures. We strive to manage cybersecurity risks and protect sensitive information through various means, such as technical safeguards, procedural requirements, an intensive program
of monitoring on
our
corporate network, continuous testing of aspects of our security posture internally, a robust incident response program and regular cybersecurity awareness training for employees. Our IT department regularly monitors the performance of our apps, platforms
and
infrastructure to enable us to respond quickly to potential problems, including potential cybersecurity threats.
As of the date of this annual report, we have not experienced any material cybersecurity incidents or identified any material cybersecurity threats that have affected or are reasonably likely to materially affect us, our business strategy, results of operations or financial condition.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	We have implemented robust processes for assessing, identifying and managing material risks from cybersecurity threats and monitoring the prevention, detection, mitigation and remediation of material cybersecurity incidents. We have also integrated cybersecurity risk management into our overall enterprise risk management system.
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	As of the date of this annual report, we have not experienced any material cybersecurity incidents or identified any material cybersecurity threats that have affected or are reasonably likely to materially affect us, our business strategy, results of operations or financial condition.
Cybersecurity Risk Board of Directors Oversight [Text Block]	Our board of directors shall maintain oversight of the disclosure related to cybersecurity matters in the periodic reports of the Company.
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our board of directors is responsible for overseeing the Company’s cybersecurity risk management and be informed on risks from cybersecurity threats.
Cybersecurity Risk Role of Management [Text Block]	Our board of directors is responsible for overseeing the Company’s cybersecurity risk management and be informed on risks from cybersecurity threats. Our board of directors shall maintain oversight of the disclosure related to cybersecurity matters in the periodic reports of the Company.
On the management level, our CEO, CFO and the principal officer in charge
of cybersecurity matters shall meet with our board of directors (i) in connection with each current report to furnish information concerning any material cybersecurity incident, report the status of any material cybersecurity incidents or material risks from cybersecurity threats to the Company, if any, and the relevant disclosure issues and (ii) in connection with each annual report, present the disclosure in relation to cybersecurity matters in Form
20-F,
along with a report highlighting particular disclosure issues, if any, and hold a Q&A session.

Our principal officer in charge of cybersecurity matters has over ten years of experience as cybersecurity officers in large technology companies and extensive knowledge and skills in security product development, security risk management and security compliance.
If a cybersecurity incident occurs, our principal officer in charge of cybersecurity matters will organize relevant personnel for internal assessment and, depending on the situation, seek the opinions of external experts and legal advisors. If it is determined that the incident could potentially be a material cybersecurity event, our CEO, CFO and/or principal officer in charge of cybersecurity matters will promptly report the investigation and assessment results to our board of directors and our board of directors will decide on the relevant response measures and whether any disclosure is necessary. If such disclosure is determined to be necessary, our CEO, CFO and principal officer in charge of cybersecurity matters shall promptly prepare disclosure material for review and approval by our board of directors before it is disseminated to the public.

Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	On the management level, our CEO, CFO and the principal officer in charge
of cybersecurity matters shall meet with our board of directors (i) in connection with each current report to furnish information concerning any material cybersecurity incident, report the status of any material cybersecurity incidents or material risks from cybersecurity threats to the Company,if any, and the relevant disclosure issues and (ii) in connection with each annual report, present the disclosure in relation to cybersecurity matters in Form
20-F,
along with a report highlighting particular disclosure issues, if any, and hold a Q&A session.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Our principal officer in charge of cybersecurity matters has over ten years of experience as cybersecurity officers in large technology companies and extensive knowledge and skills in security product development, security risk management and security compliance.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	If a cybersecurity incident occurs, our principal officer in charge of cybersecurity matters will organize relevant personnel for internal assessment and, depending on the situation, seek the opinions of external experts and legal advisors. If it is determined that the incident could potentially be a material cybersecurity event, our CEO, CFO and/or principal officer in charge of cybersecurity matters will promptly report the investigation and assessment results to our board of directors and our board of directors will decide on the relevant response measures and whether any disclosure is necessary. If such disclosure is determined to be necessary, our CEO, CFO and principal officer in charge of cybersecurity matters shall promptly prepare disclosure material for review and approval by our board of directors before it is disseminated to the public.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true